Property, Plant and Equipment, Net, and Investment Property, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net
Balance at beginning of the period		$ 63,664,261	$ 77,848,576
Additions		12,186,505	9,097,397	$ 14,708,016
Balance at end of the period	$ 63,664,261	60,698,200	63,664,261	77,848,576
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		231,921,577	242,172,594
Additions		12,186,505	9,097,397
Dismantling cost		30,837	12,122
Retirements and reclassifications to other accounts		(2,815,662)	(19,546,832)
Transfers from intangibles assets, net		(211,083)	(770,090)
Effect of translation		(685,896)	956,386
Balance at end of the period	231,921,577	240,426,278	231,921,577	242,172,594
Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(168,257,316)	(164,324,018)
Depreciation of the year		(14,258,133)	(16,258,774)
Impairment			(20,044)
Retirements and reclassifications to other accounts		2,243,706	13,321,822
Transfers investment property		(82,254)	(83,645)
Effect of translation		625,919	(892,657)
Balance at end of the period	(168,257,316)	(179,728,078)	(168,257,316)	(164,324,018)
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period		3,428,396	6,963,021
Balance at end of the period	3,428,396	3,321,769	3,428,396	6,963,021
Buildings and Land | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		6,125,940	11,619,447
Additions		10,265	20,922
Retirements and reclassifications to other accounts		(29,684)	(5,535,721)
Transfers and reclassifications		20,267	21,292
Balance at end of the period	6,125,940	6,126,788	6,125,940	11,619,447
Buildings and Land | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(2,697,544)	(4,656,426)
Depreciation of the year		(106,836)	(119,869)
Retirements and reclassifications to other accounts		81,615	2,162,396
Transfers investment property		(82,254)	(83,645)
Balance at end of the period	(2,697,544)	(2,805,019)	(2,697,544)	(4,656,426)
Networks and technical equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		50,634,320	57,096,247
Balance at end of the period	50,634,320	46,345,679	50,634,320	57,096,247
Networks and technical equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		200,131,972	197,794,121
Additions		3,913,469	5,013,043
Dismantling cost		30,837	12,122
Retirements and reclassifications to other accounts		(3,402,988)	(9,541,826)
Transfers and reclassifications		6,733,040	5,907,840
Effect of translation		(680,277)	946,672
Balance at end of the period	200,131,972	206,726,053	200,131,972	197,794,121
Networks and technical equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(149,497,652)	(140,697,874)
Depreciation of the year		(13,540,058)	(15,299,488)
Retirements and reclassifications to other accounts		2,035,019	7,387,294
Effect of translation		622,317	(887,584)
Balance at end of the period	(149,497,652)	(160,380,374)	(149,497,652)	(140,697,874)
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period		905,325	1,207,783
Impairment	(20,044)
Balance at end of the period	905,325	743,177	905,325	1,207,783
Satellite Transponders | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		6,026,094	6,026,094
Additions		0	0
Dismantling cost		0	0
Retirements and reclassifications to other accounts		0	0
Transfers from intangibles assets, net		0	0
Transfers and reclassifications		0	0
Effect of translation		0	0
Balance at end of the period	6,026,094	6,026,094	6,026,094	6,026,094
Satellite Transponders | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(5,120,769)	(4,818,311)
Depreciation of the year		(162,148)	(282,414)
Impairment			(20,044)
Retirements and reclassifications to other accounts		0	0
Transfers investment property		0	0
Effect of translation		0	0
Balance at end of the period	(5,120,769)	(5,282,917)	(5,120,769)	(4,818,311)
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period		316,278	378,560
Balance at end of the period	316,278	260,595	316,278	378,560
Furniture and Fixtures | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		1,173,645	1,261,892
Additions		2,115	8,206
Retirements and reclassifications to other accounts		(287)	(122,101)
Transfers and reclassifications		10,892	25,154
Effect of translation		(354)	494
Balance at end of the period	1,173,645	1,186,011	1,173,645	1,261,892
Furniture and Fixtures | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(857,367)	(883,332)
Depreciation of the year		(68,269)	(69,291)
Retirements and reclassifications to other accounts		107	95,404
Effect of translation		113	(148)
Balance at end of the period	(857,367)	(925,416)	(857,367)	(883,332)
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		205,152	874,208
Balance at end of the period	205,152	76,771	205,152	874,208
Transportation Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		1,752,897	2,963,827
Additions			22,488
Retirements and reclassifications to other accounts		(121,702)	(1,242,130)
Transfers and reclassifications		1,476	4,894
Effect of translation		(1,611)	3,818
Balance at end of the period	1,752,897	1,631,060	1,752,897	2,963,827
Transportation Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(1,547,745)	(2,089,619)
Depreciation of the year		(55,813)	(120,510)
Retirements and reclassifications to other accounts		48,388	664,112
Effect of translation		881	(1,728)
Balance at end of the period	(1,547,745)	(1,554,289)	(1,547,745)	(2,089,619)
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period		528,119	1,606,625
Balance at end of the period	528,119	365,458	528,119	1,606,625
Computer Equipment | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		6,840,973	9,682,066
Additions		11,196	32,133
Retirements and reclassifications to other accounts		(144,699)	(2,951,681)
Transfers and reclassifications		46,636	75,477
Effect of translation		(2,605)	2,978
Balance at end of the period	6,840,973	6,751,501	6,840,973	9,682,066
Computer Equipment | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(6,312,854)	(8,075,441)
Depreciation of the year		(151,513)	(184,693)
Retirements and reclassifications to other accounts		76,410	1,949,903
Effect of translation		1,914	(2,623)
Balance at end of the period	(6,312,854)	(6,386,043)	(6,312,854)	(8,075,441)
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period		455,192	771,640
Balance at end of the period	455,192	398,761	455,192	771,640
Leasehold Improvements | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		2,678,577	3,874,655
Additions		9,283	43,381
Retirements and reclassifications to other accounts		(2,765)	(1,347,560)
Transfers and reclassifications		108,656	106,827
Effect of translation		(970)	1,274
Balance at end of the period	2,678,577	2,792,781	2,678,577	3,874,655
Leasehold Improvements | Accumulated depreciation
Property, Plant and Equipment, Net
Balance at beginning of the period		(2,223,385)	(3,103,015)
Depreciation of the year		(173,496)	(182,509)
Retirements and reclassifications to other accounts		2,167	1,062,713
Effect of translation		694	(574)
Balance at end of the period	(2,223,385)	(2,394,020)	(2,223,385)	(3,103,015)
Construction and Projects in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period		7,191,479	8,950,492
Balance at end of the period	7,191,479	9,185,990	7,191,479	8,950,492
Construction and Projects in Progress | Cost
Property, Plant and Equipment, Net
Balance at beginning of the period		7,191,479	8,950,492
Additions		8,240,177	3,957,224
Retirements and reclassifications to other accounts		886,463	1,194,187
Transfers from intangibles assets, net		(211,083)	(770,090)
Transfers and reclassifications		(6,920,967)	(6,141,484)
Effect of translation		(79)	1,150
Balance at end of the period	$ 7,191,479	$ 9,185,990	$ 7,191,479	$ 8,950,492